Operating Leases (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 129,653	$ 128,112	$ 257,508	$ 21,352
Right-of-use lease assets obtained in the exchange for lease liabilities:
Operating leases	$ 116,666	$ 110,080	$ 223,929	$ 4,950